Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST I
Prospectus Date	rr_ProspectusDate	Feb. 10, 2014
Supplement [Text Block]	nmst1_SupplementTextBlock

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 13, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

Class B shares of Nuveen Virginia Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on February 20, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst1_SupplementTextBlock

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 13, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

Class B shares of Nuveen Virginia Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on February 20, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.